INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of associates [abstract]
Schedule of reconciliation of the investment in Waterproof

The following table is a reconciliation of the investment in Waterproof:

	2019	2018	2017
	$	$	$
Balance, beginning of year	397,629	509,857	534,893
Share of profit (loss) of equity investment	195,726	(119,654)	(25,036)
Currency translation adjustment	(6,081)	7,426	-
Derecognition to investment in equity instruments (Note 11)	(587,274)	-	-

Balance, end of year	-	397,629	509,857

Schedule of statements of financial position and revenue, expenses and losses

The following table summarizes Waterproof’s statements of financial position for the comparative year:

2018
$
Current assets	563,806
Non-current assets	255,904
Current liabilities	(678,258)
Non-current liabilities	(36,787)

Net assets	104,665

The following table summarizes Waterproof’s revenue, expenses and losses for the comparative years:

	2018	2017
	$	$
Revenue	4,999,395	2,358,268
Cost of sales	(3,951,861)	(1,768,559)
Expenses	(1,291,786)	(640,815)

Loss for the year	(244,252)	(51,106)